Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure Of Prepayments For Land Use Rights
(a)	Prepayments for land use rights (before January 1, 2019)

RMB million
Carrying amount at January 1, 2018	1,717
Recognized in profit or loss during the year	(330)

Carrying amount at December 31, 2018	1,387

Disclosure Of Right Of Use Assets And The Movements
(b)	Right-of-use assets
The carrying amounts of the Group’s
right-of-use
assets and the movements during the year are as follows:

	Aircraft, engines and flight equipment RMB million	Prepayments for land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
Cost at January 1, 2019, net of accumulated depreciation	126,417	1,387	496	12	128,312
Additions	26,315	1	622	73	27,011
Transfer from investment properties (Note 18)	—	3	—	—	3
Transfer to property, plant and equipment (Note 17)	(14,264)	—	—	—	(14,264)
Transfer to investment properties (Note 18)	—	(10)	—	—	(10)
Disposal of a subsidiary (Note 45)	—	—	(10)	—	(10)
Disposals	(40)	—	—	—	(40)
Depreciation provided during the year	(11,964)	(38)	(284)	(12)	(12,298)

At December 31, 2019	126,464	1,343	824	73	128,704

At December 31, 2019:
Cost	172,690	1,662	1,108	85	175,545
Accumulated depreciation	(46,226)	(319)	(284)	(12)	(46,841)

Net carrying amount	126,464	1,343	824	73	128,704

Disclosure Of Lease Liabilities
(c)	Lease liabilities
The carrying amount of lease liabilities and the movements during the year are as follows:

	2019 Lease liabilities RMB million	2018 Obligations under finance lease RMB million
Carrying amount at January 1	77,427	66,868
Effect of adoption IFRS16	31,879	—

Carrying amount at January 1 (restated)	109,306	66,868
New leases	24,023	18,769
Effect of foreign exchange	851	1,419
Disposal of a subsidiary (Note 45)	(10)	—
Accretion of interest recognized during the year	3,894	2,440
Payments	(27,789)	(12,069)

Carrying amount at December 31	110,275	77,427

Analyzed into:
Current portion	15,590	9,364
Non-current portion	94,685	68,063

Schedule of undiscounted lease payments receivables
(d)	The amounts recognized in profit or loss in relation to leases are as follows:

2019 RMB million
Interest on lease liabilities	3,894
Depreciation charge of right-of-use assets	12,298
Low value and short-term lease rental	631

Total amount recognized in profit or loss	16,823

Disclosure of lease expenses
At December 31, 2019, the undiscounted lease payments receivable by the Group in future periods under non-cancellable
operating leases with its tenants are as follows:

2019 RMB million
Within one year	165
After one year but within two years	149
After two years but within three years	144
After three years but within four years	139
After four years but within five years	138
After five years	221

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